Contract Liabilities - Summary of Movements in Current Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract liabilities [line items]
Contract liabilities, Beginning balance	¥ 3,711	¥ 3,261
-Curent, Beginning balance	1,693	1,461
-Non-Curent, Beginning balance	2,018	1,800
Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,979	2,161
Reduction as a result of revenue recognized during the year	(2,359)	(1,711)
-Recognized as revenue from opening balance of contract liabilities	(1,948)	(1,461)
-Recognized as revenue from current year addition of contract liabilities	(411)	(250)
Contract liabilities, Ending balance	3,331	3,711
-Curent, Ending balance	1,568	1,693
-Non-Curent, Ending balance	¥ 1,763	¥ 2,018